Unaudited Condensed Consolidated Interim Statement of Changes in Equity - USD ($) $ in Thousands	Issued Capital	Share premium	Treasury shares reserve [1]	Reserves [2]	Accumulated deficit	Other Comprehensive Income	Total	Non-controlling interest	Total
Balance at Dec. 31, 2021	$ 1,011	$ 377,677		$ 42,749	$ (431,059)	$ (27,778)	$ (37,400)	$ (940)	$ (38,340)
Income for the period					9,527		9,527		9,527
Transfer reserves				2,994	(2,994)
Other comprehensive income						(777)	(777)	10	(767)
Non-controlling interest						10	10		10
Balance at Jun. 30, 2022	1,011	377,677		45,743	(424,526)	(28,545)	(28,640)	(930)	(29,570)
Balance at Dec. 31, 2022	1,011	377,677		45,743	(391,513)	(33,859)	(941)	(937)	(1,878)
Income for the period					33,576		33,576		33,576
Transfer reserves				4,495	(4,495)
Other comprehensive income						481	481	2	483
Non-controlling interest						2	2		2
Treasury shares acquired			(156)				(156)		(156)
Balance at Jun. 30, 2023	$ 1,011	$ 377,677	$ (156)	$ 50,238	$ (362,432)	$ (33,376)	$ 32,962	$ (935)	$ 32,027

[1]	Comprises the cost of the Company’s shares held by the Group. As of June 30, 2023, the Group held 35,798 of the Company’s shares.
[2]	Includes the appropriate values from net income to comply with legal provisions related to asset protection according to applicable jurisdictions with cumulative earnings.